BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES	12 Months Ended
Mar. 31, 2011
Equity [Abstract]
Preferred Stock [Text Block]
NOTE 16	-	BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES

The Series E Preferred shares include an option, exercisable from the issuance date, to convert to common shares at prices which were less than the market price of the Company’s Common Stock on the date such Series E Preferred shares were issued. The difference between the share price and option price represents a beneficial conversion feature existing on the issue date.

In accordance with GAAP, the beneficial conversion feature was valued separately and allocated to additional paid in capital. The valuations were calculated using the relative fair value method allocating the proceeds from each issuance of the Series E Preferred shares to the conversion option and detachable warrants, if such warrants were included with an issuance.

The beneficial conversion option is then required to be recognized as a discount and amortized over a period that begins on the date of issuance and ends on the earliest conversion date. As the conversion options were exercisable on their issue date, the full value assigned to the conversion option was immediately amortized and charged to interest expense.

During Fiscal Year 2011, the Company had two separate issuances of Series E Preferred Stock, consisting of 62.5 shares issued in September 2010 and 1,000 shares issued in March 2011.

The valuation of the beneficial conversion features, and detachable warrants, were applicable, for each issuance of Series E Preferred Stock occurring during Fiscal Year 2011 is summarized as follows:

	Sept 2010	March 2011
	Issuance	Issuance
Allocation of proceeds to conversion option
Proceeds from issuance of Series E shares	$62,500	$1,000,000
Value of detachable warrants – March 2011 only (see Black-Scholes calculation below)	-0-	2,951,297
Total of proceeds plus warrants	62,500	3,951,297

Allocation % attributable to Series E shares (quotient of proceeds divided by proceeds plus warrant value)	100%	25.3%

Proceeds allocated to conversion option	$62,500	$253,081
Proceeds allocated to warrants	—	$746,919

Gross value of beneficial conversion option
Share price on date of issuance	$0.0600	$0.0780
Conversion option price	$0.0369	$0.0258
Beneficial conversion feature per share	$0.0231	$0.0522
Common shares on conversion	1,693,870	38,824,149
Gross value of beneficial conversion feature	$39,132	$2,028,284

Beneficial Conversion Feature Recorded (lesser of gross value or proceeds allocated)	$39,132	$253,081

The warrants issued with the Series E Preferred shares were valued using the Black-Scholes option valuation model, with the following assumptions:

March 2011
Issuance
Risk-free interest rate	2.90%
Expected volatility	138.4%
Expected life (in years)	7
Number of warrants	40 million
Fair value	$2,951,297

During Fiscal Year 2010, the Company had two separate issuances of Series E Preferred Stock, consisting of 1,000 shares issued in June 2009 and 1,000 shares issued in October 2009.

The valuation of the beneficial conversion features, and detachable warrants, were applicable, for each issuance of Series E Preferred Stock occurring during Fiscal Year 2010 is summarized as follows:

	June 2009	October 2009
	Issuance	Issuance
Allocation of proceeds to conversion option
Proceeds from issuance of Series E shares	$1,000,000	$1,000,000
Value of detachable warrants – (see Black-Scholes calculation below)	2,869,361	2,931,983
Total of proceeds plus warrants	3,869,361	3,931,983

Allocation % attributable to Series E shares (quotient of proceeds divided by proceeds plus warrant value)	25.9%	25.4%

Proceeds allocated to conversion option	$258,700	$254,212
Proceeds allocated to warrants	741,300	$745,788

Gross value of beneficial conversion option
Share price on date of issuance	$0.0800	$0.08
Conversion option price	$0.0500	$0.05
Beneficial conversion feature per share	$0.0300	$0.03
Common shares on conversion	20,000,000	20,000,000
Gross value of beneficial conversion feature	$600,000	$715,282

Beneficial Conversion Feature Recorded (lesser of gross value or proceeds allocated)	$600,000	$254,212

The warrants issued with the Series E Preferred shares were valued using the Black-Scholes option valuation model, with the following assumptions:

	June 2009	October 2009
	Issuance	Issuance
Risk-free interest rate	2.31%	2.21%
Expected volatility	115.2%	123.3%
Expected life (in years)	7	7
Number of warrants	40 million	40 million
Fair value	2,869,361	$2,931,983